Note 1 - ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	Dec. 31, 2012	Dec. 31, 2011
Asia Pacific Wire Cable General Holdings Ltd
Percentage of equity interest	100.00%	100.00%
PRC (APWC) Holding Ltd.
Percentage of equity interest	100.00%	100.00%
Samray Inc.
Percentage of equity interest	100.00%	100.00%
Siam (APWC) Holdings Ltd.
Percentage of equity interest	100.00%	100.00%
Moon View Ltd.
Percentage of equity interest	100.00%	100.00%
Trigent Investment Holdings Limited
Percentage of equity interest	100.00%	100.00%
Crown Century Holdings Ltd.
Percentage of equity interest	100.00%	100.00%
Sigma Cable Company (Private) Limited (Sigma Cable)
Percentage of equity interest	98.30%	98.30%
Sigma-Epan International Pte Ltd. (Sigma-Epan)
Percentage of equity interest	100.00%	100.00%
Epan Industries Pte Ltd.
Percentage of equity interest	100.00%	100.00%
Epan Data-Comm System Pte Ltd
Percentage of equity interest	100.00%	100.00%
Singvale Pte Ltd (Singvale)
Percentage of equity interest	100.00%	100.00%
Elecain Industry Sdn. Bhd.
Percentage of equity interest	92.60%	92.60%
Sigma-Epan Malaysia Sdn. Bhd.
Percentage of equity interest	100.00%	100.00%
Ningbo Pacific Cable Co., Ltd. (Ningbo Pacific)
Percentage of equity interest	95.80%	100.00%
Shanghai Yayang Electric Co., Ltd. (Shanghai Yayang)
Percentage of equity interest	54.41%	54.41%
Pacific Electric Wire & Cable (Shenzhen) Co., Ltd
Percentage of equity interest	100.00%	100.00%
Crown Century Holdings Limited
Percentage of equity interest	100.00%	100.00%
Australia Pacific Electric Cable Pty Limited
Percentage of equity interest	99.40%	99.40%
Charoong Thai Wire and Cable Public Company Limited
Percentage of equity interest	50.93%	50.93%
Siam Pacific Electric Wire & Cable Company Limited
Percentage of equity interest	50.93%	50.93%
Double D Cable Company Limited
Percentage of equity interest	0.00%	50.93%
Hard Lek Limited
Percentage of equity interest	73.98%	73.98%
APWC (Thailand) Co., Ltd
Percentage of equity interest	99.48%	99.48%
PEWC (Thailand) Co., Ltd
Percentage of equity interest	99.48%	99.48%
CTW Beta Co. Ltd.
Percentage of equity interest	50.89%	50.89%
Siam Fiber Optics Co. Ltd
Percentage of equity interest	30.56%	30.56%
Shandong Huayu Pacific Fiber Optics Communications Co., Ltd.
Percentage of equity interest	48.73%	48.73%
Shandong Pacific Rubber Cable Co., Ltd.
Percentage of equity interest	25.00%	25.00%
Siam Pacific Holding Company Limited
Percentage of equity interest	49.00%	49.00%
Loxley Pacific Co., Ltd.
Percentage of equity interest	21.39%	21.39%